SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (184,907)	$ (171,766)	$ (154,810)
Intangible asset, net	409,692	299,797	281,662
Land Used Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	465,984	335,263	300,660
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 128,615	$ 136,300	$ 135,812